Inventories	12 Months Ended
Dec. 31, 2016
Inventory Disclosure [Abstract]
Inventories
Inventories
Inventories were as follows:

	December 31,
	2016	2015
	(Millions)
Natural gas	$28	$29
NGLs	44	22
Total inventories	$72	$51

We recognize lower of cost or market adjustments when the carrying value of our inventories exceeds their estimated market value. These non-cash charges are a component of purchases of natural gas and NGLs in the consolidated statements of operations. We recognized $3 million, $8 million and $24 million in lower of cost or market adjustments during the years ended December 31, 2016, 2015, and 2014, respectively.